Related Party Balances and Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Trade receivables, net	$ 20,381	$ 20,266
Other accounts receivable and prepaid expenses	1,766	2,685
Liabilities:
Other accounts payables and accrued expenses	2,281	3,428
Related Parties [Member]
Assets:
Trade receivables, net	13,596	14,329
Other accounts receivable and prepaid expenses		2
Liabilities:
Trade payables	81	63
Other accounts payables and accrued expenses	$ 12	$ 140